Note 19 - Segment Information - Percentage of Net Sales to Major Customer (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A [Member]
Revenue percentage by customer	13.00%	15.00%	8.00%
Customer B [Member]
Revenue percentage by customer	11.00%	9.00%	10.00%